Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Certain Equity Awards
We do not regularly grant stock options, stock appreciation rights, or similar awards as part of our executive compensation program. Accordingly, we do not have a policy related to the timing or the determination of the terms of grants of options or other similar awards in relation to the disclosure of material non-public

information. Although we do not have a formal policy with respect to the timing of our grants of options or similar awards, we do not grant such awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on award grant dates or for the purpose of affecting the value of employee compensation from such awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not time the release of material nonpublic information based on award grant dates or for the purpose of affecting the value of employee compensation from such awards.
MNPI Disclosure Timed for Compensation Value	false